INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Millions	Jun. 30, 2026 CNY (¥) shares	Jun. 30, 2026 $ / shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 $ / shares
INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS
Marketable securities measured at fair value	¥ 57		¥ 69
Accounts receivable, allowance	105		116
Loan receivables - current, allowance	45		45
Amounts due from related parties current, allowance	36		36
Other current assets, allowance	8		8
Available-for-sale debt securities measured at fair value	158		175
Amounts due from related parties, allowance	1		1
Loan receivables, allowance	2		3
Other assets, allowance	¥ 13		¥ 13
Ordinary shares par value (in dollars per share) | $ / shares		$ 0.00001		$ 0.00001
Ordinary shares authorized (in shares) | shares	80,000,000,000		80,000,000,000
Ordinary shares issued (in shares) | shares	3,233,044,130		3,098,323,810
Ordinary shares, shares outstanding (in shares) | shares	3,154,059,870		3,071,525,690
Treasury shares (in shares) | shares	78,984,260		26,798,120